Equity (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of stock option activity

	Options	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2022	93,001	$67.42
Granted	235,777	1.78
Exercised	–	–
Forfeited	(8)	120.00
Expired	–	–
Outstanding, September 30, 2023	328,770	$20.35
Exercisable, September 30, 2023	82,261	$60.99

Schedule of warrants activity

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding, December 31, 2022	4,133,252	$4.35
Granted	–	–
Exercised	(1,863,958)	0.39
Forfeited	–	–
Expired	(467)	45.00
Outstanding, September 30, 2023	2,268,827	$7.59
Exercisable, September 30, 2023	2,268,827	$7.59

Schedule of restricted stock units activity

	RSUs	Weighted-Average Grant Date Fair Value
Non-vested, December 31, 2022	9,523	$10.02
Granted	–	–
Vested	(2,379)	10.02
Forfeited	–	–
Non-vested, September 30, 2023	7,144	$10.02

Schedule of performance units activity

	PUs	Weighted-Average Grant Date Fair Value
Non-vested, December 31, 2022	28,563	$5.94
Granted	–	–
Vested	–	–
Forfeited	–	–
Non-vested, September 30, 2023	28,563	$5.94